Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	$ (37,574)		$ (43,191)
Net fair value	1,791,720		687,712
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	2,391,563		1,843,698
Forwards	120,687		134,205
Total Assets	2,512,250		1,977,903
Liabilities [Abstract]
Futures	576,554		1,188,296
Forwards	106,402		58,704
Total Liabilities	682,956		1,247,000
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(37,574)		(43,191)
Net fair value	1,791,720	[1]	687,712	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	2,391,563		1,843,698
Forwards	0		0
Total Assets	2,391,563		1,843,698
Liabilities [Abstract]
Futures	576,554		1,188,296
Forwards	0		0
Total Liabilities	576,554		1,188,296
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	1,815,009	[1]	655,402	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	120,687		134,205
Total Assets	120,687		134,205
Liabilities [Abstract]
Futures	0		0
Forwards	106,402		58,704
Total Liabilities	106,402		58,704
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	14,285	[1]	75,501	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1]		[1]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(2,388,713)		(2,389,680)
Net fair value	(1,225,581)		(1,105,501)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	1,306,032		799,204
Forwards	528,118		1,179,980
Total Assets	1,834,150		1,979,184
Liabilities [Abstract]
Futures	374,233		420,203
Forwards	296,785		274,802
Total Liabilities	671,018		695,005
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(2,388,713)		(2,389,680)
Net fair value	(1,225,581)	[2]	(1,105,501)	[2]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	1,306,032		799,204
Forwards	0		0
Total Assets	1,306,032		799,204
Liabilities [Abstract]
Futures	374,233		420,203
Forwards	0		0
Total Liabilities	374,233		420,203
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	931,799	[2]	379,001	[2]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	528,118		1,179,980
Total Assets	528,118		1,179,980
Liabilities [Abstract]
Futures	0		0
Forwards	296,785		274,802
Total Liabilities	296,785		274,802
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	231,333	[2]	905,178	[2]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2]		[2]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	857,065		802,973
Net fair value	2,823,891		1,617,474
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	2,359,953		1,817,113
Forwards	461,172		634,871
Total Assets	2,821,125		2,451,984
Liabilities [Abstract]
Futures	658,381		1,102,329
Forwards	195,918		535,154
Total Liabilities	854,299		1,637,483
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	857,065		802,973
Net fair value	2,823,891	[3]	1,617,474	[3]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	2,359,953		1,817,113
Forwards	0		0
Total Assets	2,359,953		1,817,113
Liabilities [Abstract]
Futures	658,381		1,102,329
Forwards	0		0
Total Liabilities	658,381		1,102,329
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	1,701,572	[3]	714,784	[3]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	461,172		634,871
Total Assets	461,172		634,871
Liabilities [Abstract]
Futures	0		0
Forwards	195,918		535,154
Total Liabilities	195,918		535,154
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	265,254	[3]	99,717	[3]
Morgan Stanley Smith Barney Charter Aspect L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[3]		[3]

[1]	This amount comprises of the “Total net unrealized gain on open contracts” on the Statements of Financial Condition.
[2]	This amount comprises of the “Net unrealized loss on open contracts” on the Statements of Financial Condition.
[3]	This amount comprises of the “Net unrealized gain on open contracts” on the Statements of Financial Condition.